RETIREMENT BENEFITS - Expected Defined Benefit Pension and Other Postretirement Plan Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2017	$ 34,882
2018	30,966
2019	31,128
2020	31,789
2021	32,398
2022-2026	169,850
Other Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
2017	2,476
2018	2,471
2019	2,446
2020	2,408
2021	2,337
2022-2026	$ 10,820